Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

During the period ended December 31, 2021, and the years ended December 31, 2022 and 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive (loss)/income:

	Period ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Management fees-related parties
Management fees – Pavimar (b)	$1,308,600	$977,400	$—
Management fees – Castor Ships (a)	545,250	1,856,100	3,153,660

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$372,037	$1,437,276	$1,004,035

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$326,642	$624,087	$2,701,777
Stock compensation cost (Note 11)	$—	$—	$1,272,698

Included in Gain on sale of vessels
Sale & purchase commission – Castor Ships (a)	$—	$131,500	$1,790,900

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$1,094,000	$—	$707,150

As of December 31, 2022, and December 31, 2023, balances with related parties consisted of the following:

	December 31, 2022	December 31, 2023
Assets:
Due from Castor Ships (a) – current	$558,327	$3,923,315
Due from Castor Ships (a) – non-current	1,708,474	1,590,501
Investment in related party (d) – non-current	—	50,541,667
Liabilities:
Due to Former Parent Company (d) – current	$—	$315,000

(a)	Castor Ships:

During the period ended December 31, 2021 and the six months ended June 30, 2022, Castor Ships provided the vessel-owning Toro Subsidiaries with commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the vessels, arranging and supervising the vessels’ commercial functions, handling all vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by such Toro Subsidiaries (the “Ship Management Agreements”). In exchange for these services, the relevant Toro Subsidiaries each paid Castor Ships (i) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (ii) a commission of 1.25% on all charter agreements arranged by Castor Ships and (iii) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, Castor entered into an Amended and Restated Master Management Agreement with Castor Ships. Under such agreement, Castor Ships agreed to provide the Company with a broad range of management services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships generally is not liable to the Company for any loss, damage, delay, or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence, or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below).

Until March 7, 2023, in exchange for these services, the Company paid Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s subsidiaries paid Castor Ships a daily fee of $975 per vessel for the provision of commercial and technical ship management services provided under the ship management agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee were adjusted annually for inflation on each anniversary of the effective date of the Amended and Restated Master Management Agreement. The Company’s subsidiaries will also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance, or structural changes to their vessels. On March 7, 2023, Toro entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement (the “Master Management Agreement”). The Ship Management Fee and Flat Management Fee are adjusted annually for inflation on each anniversary of the Master Management Agreement’s effective date and, in accordance with the terms of the Master Management Agreement, the Ship Management Fee increased from $975 per vessel per day to $1,039 per vessel per day and the Flat Management Fee increased from $0.75 million to $0.8 million effective July 1, 2023. The Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of its effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances.

As of December 31, 2023, in accordance with the provisions of the Master Management Agreement, Castor Ships had subcontracted to a third-party ship management company the technical management of all the Company’s vessels, except the M/T Wonder Mimosa, for which Castor Ships has provided the technical management since June 7, 2023. Castor Ships pays, at its own expense, the third-party technical management company a fee for the services it has subcontracted to such company without any additional cost to Toro.

During the period ended December 31, 2021 and the years ended December 31, 2022, and 2023, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships (i) management fees amounting to $545,250, $1,856,100 and $3,153,660, respectively, (ii) charter hire commissions amounting to $372,037, $1,437,276 and $1,004,035, respectively, and (iii) sale and purchase commissions amounting to $1,094,000 in the period ended December 31, 2021 in connection with the acquisition of the vessel M/T Wonder Polaris, M/T Wonder Sirius, M/T Wonder Vega, M/T Wonder Avior, M/T Wonder Arcturus, M/T Wonder Mimosa, M/T Wonder Musica, M/T Wonder Formosa and M/T Wonder Bellatrix, $131,500 in the year ended December 31, 2022 in connection with the sale of the vessel M/T Wonder Arcturus, and $2,498,050 in the year ended December 31, 2023, comprising (a) $1,790,900 related to the sale of the vessel M/T Wonder Bellatrix, M/T Wonder Polaris, M/T Wonder Musica, M/T Wonder Avior, M/T Wonder Formosa and M/T Wonder Vega and (b) $707,150 related to the acquisition of the vessels LPG Dream Terrax, LPG Dream Arrax, LPG Dream Syrax and LPG Dream Vermax (Note 5).

In addition, until March 7, 2023, part of the general and administrative expenses incurred by Castor has been allocated on a pro rata basis within General and administrative expenses of the Company based on the proportion of the number of ownership days of the Toro Subsidiaries’ vessels to the total ownership days of Castor’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees. During the period ended December 31, 2021, the year ended December 31, 2022 and the period from January 1 through March 7, 2023 the above mentioned administration fees charged by Castor Ships to Castor that were allocated to the Company amounted to $326,642, $624,087 and $144,445, respectively and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive (loss)/income. For the period of March 7 through December 31, 2023, the Company recognized as pro rata allocation of days of Flat Management Fee in the amount of $2,557,332 which is included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive (loss)/income. As a result, in the period ended December 31, 2021 and the years ended December 31, 2022 and 2023, the aggregate amounts of $326,642, $624,087 and $2,701,777, respectively, are included in ‘General and administrative expenses’ in the accompanying consolidated statements of comprehensive (loss)/income.

The Master Management Agreement also provides for advance funding equal to two months of vessel daily operating costs to be deposited with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2023, the working capital guarantee advances to Castor Ships amounted to $1,590,501, which are presented in ‘Due from related parties, non-current’ in the accompanying consolidated balance sheets. As of December 31, 2023, $3,923,315 of ‘Due from related parties, current’ represents working capital guarantee deposits relating to third-party managers and operating expense payments made on behalf of the Company in excess of amounts advanced.

(b)	Pavimar:

During period ended December 31, 2021 and the six months ended June 30, 2022, Pavimar provided the vessel-owning Toro Subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion (the “Technical Management Agreements”) in exchange for which Pavimar was paid a daily fee of $600 per vessel. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the vessel-owning Toro Subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and such Toro Subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements.

Following the termination of the Technical Management Agreements, as of December 31, 2022, there are no remaining obligations from Pavimar to the Company.

During the period ended December 31, 2021 and the years ended December 31, 2022 and 2023, management fees under the Technical Management Agreements amounted to $1,308,600, $977,400 and $0, respectively.

(c)	Pool Agreement

During the period September 30, 2022 to December 12, 2022, all Aframax/LR2 tanker vessels, entered into a series of separate agreements with V8 Pool Inc. (“V8”), a member of Navig8 Group of companies, for the participation of the vessels in the V8 plus pool (the “V8 Plus Pool”), a pool operating Aframax tankers aged fifteen (15) years or more. In February 2023, the agreement relating to the M/T Wonder Sirius’s participation in the V8 Plus Pool was terminated and the vessel commenced a period time charter. In December 2023 after the termination of the period time charter, the M/T Wonder Sirius was entered back into V8 Plus Pool. The pool agreement with V8 was terminated following the completion of the sale of M/T Wonder Sirius on January 24, 2024 (Note 18).  The V8 Plus Pool is managed by V8 Plus Management Pte. Ltd., a company in which the Company’s Chairman and Chief Executive Officer, Petros Panagiotidis, has a minority equity interest. Following the sales of the M/T Wonder Bellatrix and M/T Wonder Polaris in the second quarter of 2023, the sales of the M/T Wonder Avior and M/T Wonder Musica in the third quarter of 2023 and the sale of the M/T Wonder Vega in the fourth quarter of 2023 (Note 5), the vessels’ respective pool agreements with the V8 Plus Pool were terminated.

(d)	Former Parent Company:

In connection with the Spin-Off as discussed in Note 1, on March 7, 2023, Toro issued 140,000 1.00% Series A Preferred Shares to Castor having a stated amount of $1,000 per share and a par value of $0.001 per share (Note 8.) The amount of accrued dividend on Series A Preferred Shares due to Castor as of December 31, 2023 was $315,000 and is presented net in ‘Due to related parties, current’ in the accompanying consolidated balance sheet.

Following the Spin-Off, the Company reimbursed Castor $2,694,646 for expenses related to the Spin-Off that were incurred by Castor. As of December 31, 2023, there are no outstanding expenses to be reimbursed by the Company.

On August 7, 2023, the Company agreed to purchase 50,000 5.00% Series D Cumulative Perpetual Convertible Preferred Shares of Castor, having a stated value of $1,000 and par value of $0.001 per share (the “Castor Series D Preferred Shares”), for aggregate cash consideration of $50.0 million. The distribution rate on the Castor Series D Preferred Shares is 5.00% per annum, which rate will be multiplied by a factor of 1.3 on the seventh anniversary of the issue date of the Castor Series D Preferred Shares and annually thereafter, subject to a maximum distribution rate of 20% per annum in respect of any quarterly dividend period. Dividends are payable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Castor’s board of directors’ approval. The first payment date occurred on October 16, 2023 and the Company received a dividend on the Castor Series D Preferred Shares, amounting to $0.5 million.

The Series D Preferred Shares are convertible, in whole or in part, at the Company’s option to common shares of Castor from the first anniversary of the issue date of the Castor Series D Preferred Shares at the lower of (i) $0.70 per common share and (ii) the 5-day-value-weighted average price immediately preceding the conversion. The conversion price of the Castor Series D Preferred Shares is subject to adjustment upon the occurrence of certain events, including the occurrence of splits and combinations (including a reverse stock split) of the common shares. The minimum conversion price is $0.30 per common share.

This transaction and its terms were approved by the independent members of the board of directors of each of Castor and the Company at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.

As of December 31, 2023, the aggregate value of the investment in Castor amounted to $50,541,667, including $541,667 of accrued dividends and is separately presented as ‘Investment in related party’ in the accompanying consolidated balance sheet. As of December 31, 2023, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

(e)	Pani Corp. Subscription Agreement:

On April 17, 2023, Toro entered into a subscription agreement with Pani Corp. (“Pani”), a company controlled by the Company’s Chairman and Chief Executive Officer, pursuant to which Toro issued and sold, and Pani purchased, 8,500,000 common shares, par value $0.001 per share, at a purchase price of $2.29 per share, for gross proceeds of $19,465,000, less issuance costs of $817,764. The transaction was approved by a special committee of the Company’s disinterested and independent directors. See Note 7 for further details.